SSgA FUNDS
SUPPLEMENT DATED JUNE 14, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010
(AS SUPPLEMENTED THROUGH MARCH 1, 2011)
SSgA BOND MARKET FUND
(TICKER SYMBOL: SSBMX)
SSgA INTERMEDIATE FUND
(TICKER SYMBOL: SSINX)
SSgA HIGH YIELD BOND FUND
(TICKER SYMBOL: SSHYX)
Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Bond Market Fund on page 13 is amended as follows:
          Matthew D. Pappas serves as portfolio manager of the fund. He has managed the fund since 2007.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Intermediate Fund on page 17 is amended as follows:
          Matthew D. Pappas serves as portfolio manager of the fund. He has managed the fund since 2007.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA High Yield Bond Fund on page 20 is amended as follows:
          Jeffrey Megar, CFA, serves as portfolio manager of the fund. He has managed the fund since 2008.
Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 88 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Bond Market Fund SSgA Intermediate Fund	Matthew D. Pappas	Investment professional for 14 years, the last 8 years with SSgA FM or its affiliates.

SSgA High Yield Bond Fund	Jeffrey Megar, CFA	Investment professional for 14 years, the last 3 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED JUNE 14, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010
SSgA BOND MARKET FUND
CLASS R SHARES
(TICKER SYMBOL: SBMRX)
Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Bond Market Fund on page 3 is amended as follows:
          Matthew D. Pappas serves as portfolio manager of the fund. He has managed the fund since 2007.
Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 32 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Bond Market Fund	Matthew D. Pappas	Investment professional for 14 years, the last 8 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED JUNE 14, 2011
TO THE SSgA FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 2010
(AS SUPPLEMENTED APRIL 29, 2011)
SSgA BOND MARKET FUND
SSgA INTERMEDIATE FUND
SSgA HIGH YIELD BOND FUND
Shareholders are hereby notified of revisions to the information regarding the portfolio managers of the above funds contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services.”
Information in the tables under the sub-heading “Other Accounts Managed” on page 34 is hereby revised to delete the name of William H. Cunningham.
The information in the paragraph entitled “Ownership of Securities” on page 34 is hereby amended in its entirety to read as follows:
Ownership of Securities. As of August 31, 2010, the portfolio managers do not beneficially own any shares of any Funds described in this statement.”
The remainder of the “Investment Advisory and Other Services” section remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE